STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (Parenthetical) - USD ($)	Mar. 20, 2017	Aug. 01, 2016	Jul. 29, 2016	May 16, 2016	May 13, 2016	Apr. 11, 2016	Apr. 08, 2016	Dec. 31, 2015
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
Number of units transferred from Class AA	5,058,851
Number of units transferred from Class II	4,912,626
Number of units transferred from Class A to Class AA		14,142	12,489	23,521	20,816	167,859	148,700
Number of units transferred from Class A to Class II								399,447
Number of units transferred from Class C to Class II								1,073,617
Transfers from Class AA to Class II	$ 4,673,872
Transfers from Class A to Class AA		$ 14,578	$ 14,578	$ 22,966	$ 22,966	$ 170,663	$ 170,663
Transfers from Class A to Class II								$ 442,867
Transfers from Class C to Class II								1,141,362
Transfers from Class A and Class C to Class II								$ 1,584,229